[WILMINGTON
       FUNDS LOGO]

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  SUMMARY PROSPECTUS                                         NOVEMBER 1, 2011
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WILMINGTON LARGE-CAP STRATEGY FUND

TICKER: INSTITUTIONAL SHARES -- WMLIX
        A SHARES -- WMMLX

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund including the Fund's Statement of Additional Information (SAI) and shareholder reports online at www.wilmingtonfunds.com. You can also get this information at no cost by calling
(800) 336-9970, by sending an email request to wtmutualfund@wilmingtontrust.com, or from any financial intermediary that offers shares of the Fund. The Fund's Prospectus and SAI, both dated November 1, 2011, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE
The Fund's investment objective is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 16 of the Fund's Prospectus.

      SHAREHOLDER FEES
      (fees paid directly from your investment)                                  INSTITUTIONAL SHARES   A SHARES
      ----------------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchases
      (as a % of offering price)                                                  None                   3.50%
      ----------------------------------------------------------------------------------------------------------------
      Redemption Fee (as a percentage of amount redeemed
         within 60 days of purchase)                                              1.00%                  1.00%
      ----------------------------------------------------------------------------------------------------------------

      ANNUAL FUND OPERATING EXPENSES
      (expenses that you pay each year as a % of the value of your investment)   INSTITUTIONAL SHARES   A SHARES
      ----------------------------------------------------------------------------------------------------------------
      Management Fees                                                             0.50%                  0.50%
      ----------------------------------------------------------------------------------------------------------------
      Distribution (12b-1) and/or Service Fees                                    None                   0.25%
      ----------------------------------------------------------------------------------------------------------------
      Other Expenses                                                              0.19%                  0.19%
      ----------------------------------------------------------------------------------------------------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES                                        0.69%                  0.94%
      ----------------------------------------------------------------------------------------------------------------
      Fee Waiver and/or Expense Reimbursement(1)                                 (0.44)%                (0.44)%
      ----------------------------------------------------------------------------------------------------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES
      (After Fee Waiver and/or Expense Reimbursement)                             0.25%                  0.50%
      ----------------------------------------------------------------------------------------------------------------

(1) RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that "Total Annual Fund Operating Expenses" for the Fund, excluding extraordinary expenses, brokerage commissions, interest and "Acquired Fund fees and expenses," exceed 0.25% through October 31, 2012 (the "Expense Limitation Agreement"). The Expense Limitation Agreement will remain in place through October 31, 2012, unless the Board of Trustees approves its earlier termination.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
      ------------------------------------------------------------------
      INSTITUTIONAL SHARES    $ 26      $176       $341       $  817
      ------------------------------------------------------------------
      A SHARES                $399      $597       $810       $1,425
      ------------------------------------------------------------------

1                                                    LCSTRATEGY - SUMPRO - 11/11

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  WILMINGTON LARGE-CAP STRATEGY FUND                         NOVEMBER 1, 2011
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PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000 Index ($1.62 billion as of May 31, 2011) or at least equal to that of the smallest company expected to be included in the Russell 1000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Fund's investment adviser determines the tactical allocation of the Fund's assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The Fund's investment adviser currently allocates the Fund's assets between growth and value stocks. Once the investment adviser determines the tactical allocations, the sub-adviser builds a portfolio in accordance with the investment adviser's allocation instructions. The sub-adviser uses quantitative models to construct a portfolio for the Fund.

The sub-adviser invests in a representative sample of securities which are included in the Fund's benchmark index (Russell 1000 Index) or another index of large-capitalization companies, weighted to reflect the investment adviser's growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-adviser will use its proprietary quantitative models to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-adviser's investment performance will equal or approximate that of the benchmark index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

o ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions.

o GROWTH INVESTING RISK: The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

o LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

o PORTFOLIO TURNOVER RISK: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

o VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

o VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

2

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  WILMINGTON LARGE-CAP STRATEGY FUND                         NOVEMBER 1, 2011
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RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

      o     changes in the Fund's performance from year-to-year; and

      o how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                                   [BAR CHART]

 2004       2005        2006       2007         2008        2009        2010
------     ------      ------     ------      -------     -------      ------
10.18%      5.48%      13.08%      6.35%      -38.35%      24.40%      13.25%

Calendar Year-to-Date Total Return as of September 30, 2011: -9.42%

During the periods shown in the bar chart, the Fund's best quarter was up 15.31% (quarter ended June 30, 2009) and the Fund's worst quarter was down -23.06% (quarter ended December 31, 2008).

After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

                                                                                                         SINCE
                                                                                                         INCEPTION
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)                1 YEAR   5 YEARS   7/1/03
------------------------------------------------------------------------------------------------------------------
Institutional Shares Return Before Taxes                                              13.25%    0.88%      3.87%
Institutional Shares Return After Taxes on Distributions(1)                           13.01%    0.59%      3.55%
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares(1)    8.86%    0.75%      3.32%
------------------------------------------------------------------------------------------------------------------
A Shares Return Before Taxes(2)                                                        8.34%   -0.14%       N/A
Russell 1000 Index
(reflects no deduction for fees, expenses or taxes)                                   16.10%    2.59%      6.07%
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)                                   15.06%    2.29%      5.56%
------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) From inception of the Fund's A Shares on December 20, 2005, through December 31, 2010, the average annual total return was -0.28% for the A Shares, 2.43% for the Russell 1000 Index, and 2.10% for the S&P 500 Index.

3

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  WILMINGTON LARGE-CAP STRATEGY FUND                         NOVEMBER 1, 2011
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MANAGEMENT
INVESTMENT ADVISER/SUB-ADVISER
Rodney Square Management Corporation ("RSMC") is the investment adviser for the Fund. Wilmington Trust Investment Management, LLC ("WTIM") is sub-adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for the day-to-day management of the Fund's portfolio:

      NAME                    LENGTH OF SERVICE                TITLE
      ---------------------------------------------------------------------------------------------------------
      REX MACEY               Portfolio Manager of the Fund    Senior Vice President and Chief Investment
                              since 2006.                      Officer
      ---------------------------------------------------------------------------------------------------------
      ANDREW H. HOPKINS       Portfolio Manager of the Fund    Vice President and Director of Equity
                              since 2006.                      Management at RSMC
      ---------------------------------------------------------------------------------------------------------
      EDWARD FORRESTER        Portfolio Manager of the Fund    Assistant Vice President and Portfolio Manager/
                              since 2006.                      Research Analyst of WTIM
      ---------------------------------------------------------------------------------------------------------
      RAFAEL TAMARGO          Portfolio Manager of the Fund    Vice President and Portfolio Manager/Research
                              since 2006.                      Analyst at RSMC
      ---------------------------------------------------------------------------------------------------------
      ALLEN E. CHOINSKI       Portfolio Manager of the Fund    Assistant Vice President and Portfolio Manager/
                              since 2007.                      Research Analyst of WTIM
      ---------------------------------------------------------------------------------------------------------

PURCHASE AND SALE OF SHARES

       PURCHASE MINIMUMS              INITIAL                 SUBSEQUENT
      --------------------------------------------------------------------------
       INSTITUTIONAL SHARES           $500,000                None
      --------------------------------------------------------------------------
       A SHARES                       $  1,000                None
      --------------------------------------------------------------------------

You may purchase and sell (redeem) your shares each day the New York Stock Exchange is open. You may purchase and sell your shares through your financial intermediary or by mail (Wilmington Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9828, Providence, RI 02940) or telephone ((800) 336-9970).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or your shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Your withdrawals from a retirement plan may be subject to federal income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

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